Fair Value Measurements (Assets/Liabilities Measured at Fair Value on Recurring Basis) (Parenthetical) (Details) CAD in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CAD	Dec. 31, 2016 CAD
Assumptions used to Determine Fair Value Options [Line Items]
Cash	$ 51	$ 3	CAD 84	CAD 68
Warrant [Member]
Assumptions used to Determine Fair Value Options [Line Items]
Fair Value Assumptions, Expected Dividend Rate	0.00%
Employee Stock Option [Member] | Minimum [Member]
Assumptions used to Determine Fair Value Options [Line Items]
Risk free interest rate	0.33%
Expected volatility rate	57.00%
Expected life	10 months 24 days
Employee Stock Option [Member] | Maximum [Member]
Assumptions used to Determine Fair Value Options [Line Items]
Risk free interest rate	0.74%
Expected volatility rate	85.00%
Expected life	1 year 4 months 24 days